Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 82.1%
Communication Services - 6.6%
Activision Blizzard, Inc.	1,610	$123,278
Alphabet, Inc. - Class A (a)	13,511	1,335,427
Alphabet, Inc. - Class C (a)	11,978	1,196,243
AT&T, Inc.	16,123	328,426
Charter Communications, Inc. - Class A (a)	242	93,003
Comcast Corp. - Class A	9,759	384,017
DISH Network Corp. - Class A (a)	568	8,174
Electronic Arts, Inc.	593	76,307
Fox Corp. - Class A	683	23,181
Fox Corp. - Class B	315	9,985
Live Nation Entertainment, Inc. (a)	323	25,998
Lumen Technologies, Inc.	2,153	11,303
Match Group, Inc. (a)	632	34,204
Meta Platforms, Inc. - Class A (a)	5,087	757,810
Netflix, Inc. (a)	1,006	355,983
News Corp. - Class A	865	17,525
News Corp. - Class B	266	5,437
Omnicom Group, Inc.	461	39,641
Paramount Global - Class B	1,142	26,449
Take-Two Interactive Software, Inc. (a)	357	40,423
The Interpublic Group of Cos., Inc.	878	32,012
T-Mobile US, Inc. (a)	1,351	201,718
Verizon Communications, Inc.	9,501	394,957
Walt Disney Co. (a)	4,124	447,413
Warner Bros Discovery, Inc. (a)	4,998	74,070
		6,042,984
Consumer Discretionary - 8.9%
Advance Auto Parts, Inc.	136	20,710
Amazon.com, Inc. (a)	20,077	2,070,541
Aptiv PLC (a)	613	69,324
AutoZone, Inc. (a)	42	102,432
Bath & Body Works, Inc.	516	23,741
Best Buy Co., Inc.	452	40,101
Booking Holdings, Inc. (a)	87	211,767
BorgWarner, Inc.	530	25,058
Caesars Entertainment, Inc. (a)	484	25,197
CarMax, Inc. (a)	357	25,151
Carnival Corp. (a)	2,265	24,507
Chipotle Mexican Grill, Inc. (a)	62	102,076
Darden Restaurants, Inc.	276	40,840
Dollar General Corp.	510	119,136
Dollar Tree, Inc. (a)	475	71,335
Domino's Pizza, Inc.	79	27,887
DR Horton, Inc.	708	69,873
eBay, Inc.	1,227	60,737
Etsy, Inc. (a)	283	38,935
Expedia Group, Inc. (a)	340	38,862
Ford Motor Co.	8,934	120,698
Garmin Ltd.	346	34,212
General Motors Co.	3,213	126,335
Genuine Parts Co.	318	53,367
Hasbro, Inc.	293	17,337
Hilton Worldwide Holdings, Inc.	612	88,795
Las Vegas Sands Corp. (a)	743	43,837
Lennar Corp. - Class A	576	58,982
LKQ Corp.	573	33,784
Lowe's Cos., Inc.	1,404	292,383
Marriott International, Inc.	609	106,076
McDonald's Corp.	1,656	442,814
MGM Resorts International	721	29,857
Mohawk Industries, Inc. (a)	120	14,407
Newell Brands, Inc.	851	13,582
NIKE, Inc. - Class B	2,850	362,891
Norwegian Cruise Line Holdings Ltd. (a)	953	14,495
NVR, Inc. (a)	7	36,890
O'Reilly Automotive, Inc. (a)	141	111,721
Pool Corp.	88	33,934
PulteGroup, Inc.	515	29,298
Ralph Lauren Corp.	92	11,394
Ross Stores, Inc.	784	92,661
Royal Caribbean Cruises Ltd. (a)	496	32,210
Starbucks Corp.	2,596	283,327
Tapestry, Inc.	545	24,836
Target Corp.	1,041	179,198
Tesla Motors, Inc. (a)	6,072	1,051,792
The Home Depot, Inc.	2,315	750,454
The TJX Cos., Inc.	2,627	215,046
Tractor Supply Co.	249	56,770
Ulta Beauty, Inc. (a)	115	59,105
VF Corp.	747	23,112
Whirlpool Corp.	123	19,138
Wynn Resorts Ltd. (a)	233	24,148
Yum! Brands, Inc.	637	83,135
		8,180,231
Consumer Staples - 5.6%
Altria Group, Inc.	4,054	182,592
Archer-Daniels-Midland Co.	1,243	102,983
Brown-Forman Corp. - Class B	413	27,498
Campbell Soup Co.	454	23,576
Church & Dwight Co., Inc.	551	44,554
Colgate-Palmolive Co.	1,889	140,787
Conagra Brands, Inc.	1,083	40,277
Constellation Brands, Inc. - Class A	367	84,968
Costco Wholesale Corp.	1,001	511,651
General Mills, Inc.	1,343	105,237
Hormel Foods Corp.	654	29,633
Kellogg Co.	578	39,639
Keurig Dr Pepper, Inc.	1,922	67,808
Kimberly-Clark Corp.	763	99,198
Lamb Weston Holdings, Inc.	325	32,464
McCormick & Co., Inc.	566	42,518
Molson Coors Brewing Co. - Class B	425	22,346
Mondelez International, Inc.	3,089	202,144
Monster Beverage Corp. (a)	862	89,717
PepsiCo, Inc.	3,116	532,898
Philip Morris International, Inc.	3,506	365,465
Sysco Corp.	1,146	88,769
The Clorox Co.	278	40,224
The Coca-Cola Co.	8,805	539,923
The Estee Lauder Cos., Inc. - Class A	523	144,913
The Hershey Co.	332	74,567
The JM Smucker Co.	241	36,825
The Kraft Heinz Co.	1,801	72,995
The Kroger Co.	1,473	65,740
The Procter & Gamble Co.	5,361	763,299
Tyson Foods, Inc. - Class A	654	43,000
Walgreens Boots Alliance, Inc.	1,624	59,861
Walmart, Inc.	3,193	459,377
		5,177,446
Energy - 4.3%
APA Corp.	728	32,272
Baker Hughes Co.	2,265	71,891
Chevron Corp.	4,024	700,256
ConocoPhillips	2,818	343,430
Coterra Energy, Inc.	1,783	44,628
Devon Energy Corp.	1,478	93,469
Diamondback Energy, Inc.	397	58,010
EOG Resources, Inc.	1,328	175,628
EQT Corp.	830	27,116
Exxon Mobil Corp.	9,317	1,080,865
Halliburton Co.	2,054	84,666
Hess Corp.	628	94,300
Kinder Morgan, Inc.	4,475	81,893
Marathon Oil Corp.	1,437	39,474
Marathon Petroleum Corp.	1,059	136,103
Occidental Petroleum Corp.	1,645	106,580
ONEOK, Inc.	1,011	69,233
Phillips 66	1,069	107,189
Pioneer Natural Resources Co.	537	123,698
Schlumberger Ltd.	3,207	182,735
Targa Resources Corp.	512	38,410
The Williams Cos., Inc.	2,755	88,821
Valero Energy Corp.	872	122,106
		3,902,773
Financials - 9.9%
Aflac, Inc.	1,279	94,006
American Express Co.	1,352	236,505
American International Group, Inc.	1,680	106,210
Ameriprise Financial, Inc.	240	84,029
Aon PLC	467	148,824
Arch Capital Group Ltd. (a)	837	53,861
Arthur J Gallagher & Co.	476	93,163
Assurant, Inc.	120	15,911
Bank of America Corp.	15,789	560,194
Berkshire Hathaway, Inc. - Class B (a)	4,076	1,269,755
BlackRock, Inc.	339	257,372
Brown & Brown, Inc.	532	31,154
Capital One Financial Corp.	863	102,697
Cboe Global Markets, Inc.	239	29,368
Chubb Ltd.	939	213,613
Cincinnati Financial Corp.	356	40,281
Citigroup, Inc.	4,381	228,776
Citizens Financial Group, Inc.	1,114	48,258
CME Group, Inc.	814	143,801
Comerica, Inc.	296	21,700
Discover Financial Services	618	72,139
Everest Re Group Ltd.	88	30,773
FactSet Research Systems, Inc.	86	36,373
Fifth Third Bancorp	1,552	56,322
First Republic Bank	413	58,183
Franklin Resources, Inc.	642	20,030
Globe Life, Inc.	205	24,774
Huntington Bancshares, Inc.	3,264	49,515
Intercontinental Exchange, Inc.	1,264	135,943
Invesco Ltd.	1,029	19,047
JPMorgan Chase & Co.	6,635	928,635
KeyCorp.	2,110	40,491
Lincoln National Corp.	348	12,330
Loews Corp.	445	27,359
M&T Bank Corp.	390	60,840
MarketAxess Holdings, Inc.	85	30,927
Marsh & McLennan Cos., Inc.	1,122	196,249
MetLife, Inc.	1,490	108,800
Moody's Corp.	356	114,899
Morgan Stanley	2,982	290,238
MSCI, Inc.	180	95,681
Nasdaq, Inc.	766	46,106
Northern Trust Corp.	471	45,673
Principal Financial Group, Inc.	514	47,571
Prudential Financial, Inc.	833	87,415
Raymond James Financial, Inc.	438	49,393
Regions Financial Corp.	2,113	49,740
S&P Global, Inc.	753	282,330
Signature Bank	142	18,311
State Street Corp.	830	75,804
SVB Financial Group (a)	133	40,224
Synchrony Financial	1,019	37,428
T Rowe Price Group, Inc.	506	58,934
The Allstate Corp.	599	76,954
The Bank of New York Mellon Corp.	1,663	84,098
The Charles Schwab Corp.	3,450	267,099
The Goldman Sachs Group, Inc.	766	280,210
The Hartford Financial Services Group, Inc.	719	55,802
The PNC Financial Services Group, Inc.	912	150,872
The Progressive Corp.	1,323	180,391
The Travelers Cos., Inc.	530	101,294
Truist Financial Corp.	3,001	148,219
US Bancorp	3,059	152,338
W R Berkley Corp.	462	32,405
Wells Fargo & Co.	8,620	404,019
Willis Towers Watson PLC	244	62,022
Zions Bancorp	338	17,968
		9,041,646
Health Care - 12.4%
Abbott Laboratories	3,944	436,009
AbbVie, Inc.	4,000	591,000
Agilent Technologies, Inc.	669	101,742
Align Technology, Inc. (a)	164	44,236
AmerisourceBergen Corp.	366	61,839
Amgen, Inc.	1,206	304,394
Baxter International, Inc.	1,140	52,087
Becton Dickinson and Co.	645	162,682
Biogen, Inc. (a)	326	94,833
Bio-Rad Laboratories, Inc. - Class A (a)	48	22,438
Bio-Techne Corp.	355	28,279
Boston Scientific Corp. (a)	3,240	149,850
Bristol-Myers Squibb Co.	4,809	349,374
Cardinal Health, Inc.	593	45,809
Catalent, Inc. (a)	407	21,795
Centene Corp. (a)	1,280	97,587
Charles River Laboratories International, Inc. (a)	115	27,974
Cigna Corp.	691	218,819
CVS Health Corp.	2,972	262,190
Danaher Corp.	1,481	391,547
DaVita, Inc. (a)	124	10,216
Dentsply Sirona, Inc.	485	17,863
DexCom, Inc. (a)	873	93,490
Edwards Lifesciences Corp. (a)	1,398	107,227
Elevance Health, Inc.	540	269,995
Eli Lilly & Co.	1,783	613,619
GE HealthCare Technologies, Inc. (a)	824	57,285
Gilead Sciences, Inc.	2,837	238,138
HCA Healthcare, Inc.	479	122,179
Henry Schein, Inc. (a)	307	26,448
Hologic, Inc. (a)	564	45,893
Humana, Inc.	286	146,346
IDEXX Laboratories, Inc. (a)	187	89,854
Illumina, Inc. (a)	356	76,255
Incyte Corp. (a)	417	35,503
Intuitive Surgical, Inc. (a)	799	196,306
IQVIA Holdings, Inc. (a)	420	96,352
Johnson & Johnson	5,914	966,466
Laboratory Corp. of American Holdings	199	50,172
McKesson Corp.	321	121,556
Medtronic PLC	3,006	251,572
Merck & Co., Inc.	5,735	615,996
Mettler-Toledo International, Inc. (a)	50	76,646
Moderna, Inc. (a)	747	131,517
Molina Healthcare, Inc. (a)	132	41,162
Organon & Co.	575	17,325
PerkinElmer, Inc.	284	39,059
Pfizer, Inc.	12,698	560,744
Quest Diagnostics, Inc.	257	38,159
Regeneron Pharmaceuticals, Inc. (a)	242	183,550
ResMed, Inc.	331	75,590
STERIS PLC	226	46,671
Stryker Corp.	762	193,403
Teleflex, Inc.	106	25,803
The Cooper Cos., Inc.	111	38,731
Thermo Fisher Scientific, Inc.	886	505,312
UnitedHealth Group, Inc.	2,113	1,054,788
Universal Health Services, Inc. - Class B	144	21,342
Vertex Pharmaceuticals, Inc. (a)	580	187,398
Viatris, Inc.	2,743	33,355
Waters Corp. (a)	134	44,030
West Pharmaceutical Services, Inc.	167	44,355
Zimmer Biomet Holdings, Inc.	474	60,359
Zoetis, Inc.	1,054	174,426
		11,306,940
Industrials - 7.1%
3M Co.	1,250	143,850
A O Smith Corp.	287	19,430
Alaska Air Group, Inc. (a)	287	14,735
Allegion PLC	198	23,275
American Airlines Group, Inc. (a)	1,470	23,726
AMETEK, Inc.	519	75,213
Carrier Global Corp.	1,891	86,097
Caterpillar, Inc.	1,177	296,945
CH Robinson Worldwide, Inc.	266	26,645
Cintas Corp.	195	86,529
Copart, Inc. (a)	969	64,545
CoStar Group, Inc. (a)	920	71,668
CSX Corp.	4,756	147,056
Cummins, Inc.	318	79,354
Deere & Co.	621	262,584
Delta Air Lines, Inc. (a)	1,450	56,695
Dover Corp.	317	48,130
Eaton Corp. PLC	899	145,827
Emerson Electric Co.	1,338	120,714
Equifax, Inc.	276	61,327
Expeditors International of Washington, Inc.	360	38,934
Fastenal Co.	1,294	65,412
FedEx Corp.	541	104,878
Fortive Corp.	800	54,424
Generac Holdings, Inc. (a)	143	17,246
General Dynamics Corp.	509	118,628
General Electric Co.	2,471	198,866
Honeywell International, Inc.	1,521	317,098
Howmet Aerospace, Inc.	833	33,895
Huntington Ingalls Industries, Inc.	90	19,849
IDEX Corp.	170	40,746
Illinois Tool Works, Inc.	632	149,177
Ingersoll Rand, Inc.	916	51,296
Jacobs Solutions, Inc.	288	35,582
JB Hunt Trasport Services, Inc.	187	35,352
Johnson Controls International PLC	1,557	108,320
L3Harris Technologies, Inc.	431	92,587
Leidos Holdings, Inc.	309	30,542
Lockheed Martin Corp.	528	244,601
Masco Corp.	510	27,132
Nordson Corp.	122	29,683
Norfolk Southern Corp.	524	128,804
Northrop Grumman Corp.	327	146,509
Old Dominion Freight Line, Inc.	205	68,314
Otis Worldwide Corp.	942	77,461
PACCAR, Inc.	786	85,918
Parker-Hannifin Corp.	290	94,540
Pentair PLC	371	20,546
Quanta Services, Inc.	323	49,157
Raytheon Technologies Corp.	3,325	332,001
Republic Services, Inc.	464	57,916
Robert Half International, Inc.	245	20,570
Rockwell Automation, Inc.	260	73,328
Rollins, Inc.	524	19,074
Snap-On, Inc.	120	29,848
Southwest Airlines Co.	1,343	48,039
Stanley Black & Decker, Inc.	334	29,830
Textron, Inc.	472	34,385
The Boeing Co. (a)	1,267	269,871
Trane Technologies PLC	520	93,142
TransDigm Group, Inc.	116	83,259
Union Pacific Corp.	1,390	283,824
United Airlines Holdings, Inc. (a)	739	36,181
United Parcel Service, Inc. - Class B	1,651	305,815
United Rentals, Inc. (a)	157	69,229
Verisk Analytics, Inc.	354	64,354
W.W. Grainger, Inc.	102	60,127
Waste Management, Inc.	845	130,747
Westinghouse Air Brake Technologies Corp.	411	42,666
Xylem, Inc.	408	42,436
		6,466,484
Information Technology - 22.3%
Accenture PLC - Class A	1,425	397,646
Adobe, Inc. (a)	1,051	389,227
Advanced Micro Devices, Inc. (a)	3,647	274,072
Akamai Technologies, Inc. (a)	356	31,666
Amphenol Corp.	1,346	107,370
Analog Devices, Inc.	1,163	199,420
ANSYS, Inc. (a)	196	52,207
Apple, Inc.	33,828	4,881,042
Applied Materials, Inc.	1,946	216,960
Arista Networks, Inc. (a)	560	70,571
Autodesk, Inc. (a)	488	104,998
Automatic Data Processing, Inc.	938	211,810
Broadcom, Inc.	916	535,869
Broadridge Financial Solutions, Inc.	266	39,996
Cadence Design System, Inc. (a)	620	113,355
CDW Corp.	306	59,985
Ceridian HCM Holding, Inc. (a)	347	25,081
Cisco Systems, Inc.	9,288	452,047
Cognizant Technology Solutions Corp.	1,163	77,630
Corning, Inc.	1,722	59,598
DXC Technology Co. (a)	520	14,940
Enphase Energy, Inc. (a)	307	67,964
EPAM Systems, Inc. (a)	130	43,245
F5, Inc. (a)	135	19,934
Fidelity National Information Services, Inc.	1,342	100,704
First Solar, Inc. (a)	224	39,782
Fiserv, Inc. (a)	1,437	153,299
FleetCor Technologies, Inc. (a)	166	34,662
Fortinet, Inc. (a)	1,467	76,783
Gartner, Inc. (a)	178	60,189
Gen Digital, Inc.	1,311	30,166
Global Payments, Inc.	611	68,872
Hewlett Packard Enterprise Co.	2,910	46,938
HP, Inc.	2,001	58,309
Intel Corp.	9,336	263,835
International Business Machines Corp.	2,045	275,523
Intuit, Inc.	637	269,241
Jack Henry & Associates, Inc.	164	29,535
Juniper Networks, Inc.	734	23,708
Keysight Technologies, Inc. (a)	404	72,457
KLA Corp.	321	125,986
Lam Research Corp.	308	154,031
MasterCard, Inc. - Class A	1,920	711,552
Microchip Technology, Inc.	1,244	96,559
Micron Technology, Inc.	2,459	148,278
Microsoft Corp.	16,863	4,178,820
Monolithic Power Systems, Inc.	101	43,083
Motorola Solutions, Inc.	377	96,893
NetApp, Inc.	491	32,519
NVIDIA Corp.	5,632	1,100,324
NXP Semiconductors NV	585	107,821
ON Semiconductor Corp. (a)	978	71,834
Oracle Corp.	3,476	307,487
Paychex, Inc.	726	84,114
Paycom Software, Inc. (a)	110	35,633
PayPal Holdings, Inc. (a)	2,579	210,163
PTC, Inc. (a)	239	32,236
Qorvo, Inc. (a)	229	24,883
QUALCOMM, Inc.	2,536	337,821
Roper Technologies, Inc.	239	101,993
salesforce.com, Inc. (a)	2,262	379,948
Seagate Technology Holdings PLC	434	29,417
ServiceNow, Inc. (a)	457	207,994
Skyworks Solutions, Inc.	363	39,810
SolarEdge Technologies, Inc. (a)	126	40,210
Synopsys, Inc. (a)	345	122,044
TE Connectivity Ltd.	719	91,421
Teledyne Technologies, Inc. (a)	106	44,972
Teradyne, Inc.	351	35,697
Texas Instruments, Inc.	2,053	363,812
Trimble, Inc. (a)	558	32,398
Tyler Technologies, Inc. (a)	93	30,018
VeriSign, Inc. (a)	208	45,354
Visa, Inc. - Class A	3,698	851,317
Western Digital Corp. (a)	718	31,556
Zebra Technologies Corp. (a)	116	36,677
		20,435,311
Materials - 2.4%
Air Products & Chemicals, Inc.	501	160,576
Albemarle Corp.	265	74,584
Amcor PLC	3,368	40,618
Avery Dennison Corp.	182	34,478
Ball Corp.	710	41,350
Celanese Corp.	226	27,843
CF Industries Holdings, Inc.	443	37,522
Corteva, Inc.	1,616	104,151
Dow, Inc.	1,591	94,426
DuPont de Nemours, Inc.	1,123	83,046
Eastman Chemical Co.	271	23,894
Ecolab, Inc.	560	86,705
FMC Corp.	284	37,809
Freeport-McMoRan, Inc.	3,233	144,256
International Flavors & Fragrances, Inc.	576	64,777
International Paper Co.	804	33,623
Linde PLC	1,118	369,991
LyondellBasell Industries NV	574	55,500
Martin Marietta Materials, Inc.	140	50,350
Mosaic Co.	770	38,146
Newmont Goldcorp Corp.	1,795	95,009
Nucor Corp.	579	97,863
Packaging Corp. of America	209	29,824
PPG Industries, Inc.	532	69,341
Sealed Air Corp.	327	17,907
Steel Dynamics, Inc.	365	44,034
The Sherwin-Williams Co.	533	126,102
Vulcan Materials Co.	300	54,999
Westrock Co.	575	22,563
		2,161,287
Real Estate - 0.1%
CBRE Group, Inc. (a)	714	61,054

Utilities - 2.5%
Alliant Energy Corp.	567	30,635
Ameren Corp.	584	50,732
American Electric Power Co., Inc.	1,162	109,181
American Water Works Co., Inc.	411	64,317
Atmos Energy Corp.	316	37,143
CenterPoint Energy, Inc.	1,424	42,891
CMS Energy Corp.	657	41,516
Consolidated Edison, Inc.	802	76,439
Constellation Energy Corp.	740	63,166
Dominion Energy, Inc.	1,884	119,898
DTE Energy Co.	438	50,970
Duke Energy Corp.	1,742	178,468
Edison International	864	59,530
Entergy Corp.	460	49,809
Evergy, Inc.	519	32,515
Eversource Energy	787	64,794
Exelon Corp.	2,248	94,843
FirstEnergy Corp.	1,229	50,327
NextEra Energy, Inc.	4,495	335,462
NiSource, Inc.	918	25,474
NRG Energy, Inc.	521	17,829
PG&E Corp. (a)	3,642	57,908
Pinnacle West Capital Corp.	256	19,085
PPL Corp.	1,665	49,284
Public Service Enterprise Group, Inc.	1,129	69,919
Sempra Energy	711	113,995
The AES Corp.	1,510	41,389
The Southern Co.	2,462	166,628
WEC Energy Group, Inc.	713	67,015
Xcel Energy, Inc.	1,238	85,137
		2,266,299
TOTAL COMMON STOCKS (Cost $76,938,856)		75,042,455

REAL ESTATE INVESTMENT TRUSTS - 2.3%
Alexandria Real Estate Equities, Inc.	337	54,169
American Tower Corp.	1,053	235,230
AvalonBay Communities, Inc.	316	56,071
Boston Properties, Inc.	323	24,076
Camden Property Trust	240	29,570
Crown Castle, Inc.	979	145,000
Digital Realty Trust, Inc.	650	74,503
Equinix, Inc.	209	154,269
Equity Residential	769	48,947
Essex Property Trust, Inc.	146	33,006
Extra Space Storage, Inc.	303	47,823
Federal Realty Investment Trust	165	18,402
Healthpeak Properties, Inc.	1,216	33,416
Host Hotels & Resorts, Inc.	1,618	30,499
Invitation Homes, Inc.	1,314	42,705
Iron Mountain, Inc.	658	35,914
Kimco Realty Corp.	1,399	31,422
Mid-America Apartment Communities, Inc.	261	43,514
Prologis, Inc.	2,088	269,937
Public Storage	357	108,649
Realty Income Corp.	1,419	96,251
Regency Centers Corp.	348	23,187
SBA Communications Corp.	244	72,597
Simon Property Group, Inc.	739	94,932
UDR, Inc.	692	29,472
Ventas, Inc.	903	46,784
VICI Properties, Inc.	2,178	74,444
Welltower, Inc.	1,069	80,218
Weyerhaeuser Co.	1,664	57,292
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,221,894)		2,092,299
	Principal Amount
SHORT-TERM INVESTMENTS - 14.1%
Money Market Deposit Accounts - 4.5%
U.S. Bank Money Market Deposit Account 3.300% (b)	$4,127,294	4,127,294

U.S. Treasury Bill- 2.7%
United States Treasury Bill
0.00%, 02/23/2023	2,500,000	2,493,218

U.S. Government Notes & Bonds - 6.9%
United States Treasury Note
1.500%, 02/29/2024	6,500,000	6,280,191

TOTAL SHORT-TERM INVESTMENTS (Cost $12,954,597)		12,900,703

Total Investments (Cost $92,115,347) - 98.5%		90,035,457
Other Assets in Excess of Liabilities - 1.5%		1,381,702
TOTAL NET ASSETS - 100.0%		$91,417,159

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Schedule of Open Futures Contracts January 31, 2023 (Unaudited)
Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
284	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	$ 4,810,250	$ 213,998
284	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	4,710,850	148,185
284	Long	S&P 500 Annual Dividend Futures Index (a)	12/19/2025	4,618,550	188,546
					$ 550,730

(a) Exchange traded.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 75,042,455	$ -	$ -	$ -	$ 75,042,455
Real Estate Investment Trusts	2,092,299	-	-	-	$ 2,092,299
Short-Term Investments	4,127,294	-	-	-	4,127,294
Total Investments in Securities	$ 81,262,048	$ -	$ -	$ -	$ 81,262,048

Other Financial Instruments (a)
Futures Contracts	$ 550,730	$ -	$ -	$ -	$ 550,730
^ See the Schedules of Investments for sector breakouts.

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.